Goodwill and Intangible Assets (Details Narrative) $ in Thousands	Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense, 2020	$ 15,300
Amortization expense, year two	15,300
Amortization expense, year three	15,300
Amortization expense, year four	15,300
Amortization expense, year five	$ 15,300